Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of January 1, 2019	$ 385,849
Foreign currency translation adjustments	(517)
Goodwill as of September 30, 2019	$ 385,332